Contingency	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Contingency

Note 6 Contingency

On November 27, 2006, the Company was named as a defendant in a lawsuit whereby the plaintiffs were claiming damages against the Company with respect to investments totaling $339,488 that the plaintiffs had invested in a California company affiliated with ETV that had no contractual relationship with the Company. The plaintiffs were seeking compensatory damages of $1,018,464 as well as related attorney’s fees. The Company filed a motion to dismiss for lack of personal jurisdiction during 2006.

On August 9, 2007, the court denied the Company’s motion to dismiss for the reason that the Company’s contacts with the State of Texas were sufficient for the court to assert specific personal jurisdiction over them.

On March 9, 2009, the case was called to trial before a jury. The jury heard the evidence and returned a verdict in favor of Creator Capital Ltd. The Plaintiffs were entitled to receive nothing from Creator Capital and the court has accepted the verdict of the jury. On April 16, 2009 the Court Issued the Judgment confirming to the verdict of the jury. After the judgment was signed, the Plaintiffs had the opportunity to appeal. The appeal period has expired.